Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements

17. FAIR VALUE MEASUREMENTS

Assets and liabilities that are measured at fair value on a recurring basis

The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis:

(¥ in millions)
At March 31:	Level 1	Level 2	Level 3	Total
2012:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,339	¥—	¥—	¥34,339
Other equity securities	58,060	—	—	58,060
Derivatives:
Foreign exchange contracts	—	342	—	342
Cross-currency swap contracts	—	197	—	197
Cross-currency interest rate swap contracts	—	3,011	—	3,011

Total assets	¥92,399	¥3,550	¥—	¥95,949

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥2,161	¥—	¥2,161
Cross-currency swap contracts	—	63	—	63
Interest rate swap contracts	—	410	—	410
Cross-currency interest rate swap contracts	—	1,075	—	1,075

Total liabilities	¥—	¥3,709	¥—	¥3,709

2011:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,839	¥—	¥—	¥34,839
Other equity securities	55,634	—	—	55,634
Derivatives:
Foreign exchange contracts	—	3	—	3

Total assets	¥90,473	¥3	¥—	¥90,476

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥982	¥—	¥982
Interest rate swap contracts	—	1,365	—	1,365
Cross-currency interest rate swap contracts	—	2,539	—	2,539

Total liabilities	¥—	¥4,886	¥—	¥4,886

Available-for-sale securities are valued using a quoted price for identical instruments in active markets. Derivatives are valued using observable market inputs from major international financial institutions. The reconciliation to the line items presented in the consolidated balance sheets of available-for-sale securities and derivatives are disclosed in Note 4 and Note 15, respectively.

Assets and liabilities that are measured at fair value on a nonrecurring basis

The Company measured a part of long-lived assets at the fair value of ¥ 3,937 million due to the recognition of impairment at March 31, 2012. The fair value is determined using the market approach based on the observable quoted price for similar assets in markets that are not active. The fair value measurement is categorized into Level 2. This long-lived asset is included in land in the consolidated balance sheets.